RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			6 Months Ended
	May 25, 2016	May 19, 2016	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Related Party Transaction [Line Items]
Aggregate net amounts of lease expenses				$ 214	$ 198
Aggregate purchase price	$ 21,300	$ 20,000		1,700
Initial payment received under sales agreement			$ 18,000
Revenues				$ 13,747	11,191
Closing price of offering	$ 11
Proceeds from secondary offering	$ 21,300
Ordinary Shares, shares issued				11,351,622		8,674,717
Bynet Electronics Ltd [Member]
Related Party Transaction [Line Items]
Revenues				$ 0	62
Consultant [Member]
Related Party Transaction [Line Items]
Related party expense				0	$ 18
Chairwoman [Member]
Related Party Transaction [Line Items]
Salary expenses				130
North American Tier-1 telecom operator [Member]
Related Party Transaction [Line Items]
Revenues				$ 11,424
Controlling Shareholder and Director [Member]
Related Party Transaction [Line Items]
Ordinary Shares, shares issued	200,000
Amount invested for issuance of shares	$ 2,200